Group Companies	12 Months Ended
Dec. 31, 2023
Group Companies
Group Companies

Note 24 Group Companies

		Country of	% Equity Interest
Company	Principal Activities	Incorporation	2023	2022	2021
Parent Company
Calliditas Therapeutics AB	Research and development of pharmaceuticals	Sweden	—	—	—

Subsidiaries
Nefecon AB	Administration of incentive programs issued by the Parent Company	Sweden	100%	100%	100%
Calliditas NA Enterprises Inc	Market access activities in the United States	United States	100%	100%	100%
Calliditas Therapeutics US Inc	Commercial activities in the United States	United States	100%	100%	100%
Calliditas Therapeutics France SAS	Research and development of pharmaceuticals	France	100%	100%	100%
Calliditas Therapeutics Suisse SA	Research and development of pharmaceuticals	Switzerland	100%	100%	100%